Dearborn Partners Rising Dividend Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Biotechnology - 2.0%
AbbVie, Inc.	65,100	$12,115,761

Capital Markets - 3.9%
Nasdaq, Inc.	137,490	11,485,915
S&P Global, Inc.	24,688	12,661,488
		24,147,403

Chemicals - 4.6%
Corteva, Inc.	207,700	14,705,160
Sherwin-Williams Co/The	37,500	13,455,375
		28,160,535

Commercial Services & Supplies - 4.7%
Cintas Corp.	57,360	12,992,040
Republic Services, Inc.	61,730	15,882,512
		28,874,552

Communications Equipment - 2.1%
Motorola Solutions, Inc.	30,600	12,710,628

Consumer Staples Distribution & Retail - 7.7%
Casey's General Stores, Inc.	37,690	16,499,174
Costco Wholesale Corp.	13,650	14,198,457
Walmart, Inc.	169,170	16,700,463
		47,398,094

Distributors - 1.1%
Pool Corp.	22,800	6,853,452

Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	217,100	9,543,716

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. - Class A	85,720	7,708,800

Financial Services - 4.0%
Jack Henry & Associates, Inc.	50,195	9,093,828
Mastercard, Inc. - Class A	26,510	15,524,256
		24,618,084

Food Products - 3.2%
McCormick & Co Inc/MD	140,939	10,250,493
Mondelez International, Inc. - Class A	141,000	9,516,090
		19,766,583

Gas Utilities - 2.6%
Atmos Energy Corp.	102,300	15,823,764

Health Care Equipment & Supplies - 6.5%
Abbott Laboratories	72,500	9,684,550
Becton Dickinson & Co.	26,708	4,609,534
STERIS PLC	48,327	11,850,263
Stryker Corp.	36,200	13,851,568
		39,995,915

Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	39,643	12,441,955

Household Products - 2.0%
Procter & Gamble Co.	73,584	12,501,186

Insurance - 3.1%
Arthur J Gallagher & Co.	54,470	18,925,057

IT Services - 1.6%
Accenture PLC - Class A	30,454	9,648,436

Machinery - 3.8%
Illinois Tool Works, Inc.	37,598	9,214,518
Snap-on, Inc.	43,510	13,955,832
		23,170,350

Multi-Utilities - 2.1%
WEC Energy Group, Inc.	120,457	12,941,900

Oil, Gas & Consumable Fuels - 3.4%
EOG Resources, Inc.	77,230	8,384,861
Exxon Mobil Corp.	123,356	12,619,319
		21,004,180

Pharmaceuticals - 2.0%
Merck & Co, Inc.	77,920	5,987,373
Zoetis, Inc.	38,300	6,458,529
		12,445,902

Professional Services - 6.6%
Automatic Data Processing, Inc.	48,500	15,788,205
Broadridge Financial Solutions, Inc.	48,000	11,655,840
Thomson Reuters Corp.	67,489	13,406,352
		40,850,397

Semiconductors & Semiconductor Equipment - 3.5%
QUALCOMM, Inc.	79,909	11,602,787
Texas Instruments, Inc.	55,380	10,126,233
		21,729,020

Software - 5.6%
Intuit, Inc.	21,500	16,199,605
Microsoft Corp.	40,100	18,460,436
		34,660,041

Specialty Retail - 3.9%
Home Depot Inc/The	30,000	11,048,700
Tractor Supply Co.	265,000	12,826,000
		23,874,700

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	137,288	27,574,295

Trading Companies & Distributors - 4.3%
Fastenal Co.	376,540	15,566,164
Watsco, Inc.	25,200	11,177,964
		26,744,128

Water Utilities - 1.7%
American Water Works Co, Inc.	71,460	10,216,636

Wireless Telecommunication Services - 2.5%
T-Mobile US, Inc.	63,000	15,258,600
TOTAL COMMON STOCKS (Cost $346,763,884)		601,704,070

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%	Shares	Value
Specialized REITs - 1.6%
Equinix, Inc.	11,460	10,185,877
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $9,230,374)		10,185,877

SHORT-TERM INVESTMENTS - 0.5%		Value
Money Market Funds - 0.5%	Shares
Fidelity Government Portfolio - Class Institutional, 4.18% (a)	2,898,365	2,898,365
TOTAL SHORT-TERM INVESTMENTS (Cost $2,898,365)		2,898,365

TOTAL INVESTMENTS - 99.9% (Cost $358,892,623)		614,788,312
Other Assets in Excess of Liabilities - 0.1%		464,354
TOTAL NET ASSETS - 100.0%		$615,252,666
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Dearborn Partners Rising Dividend Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	601,704,070	–	–	601,704,070
Real Estate Investment Trusts - Common	10,185,877	–	–	10,185,877
Money Market Funds	2,898,365	–	–	2,898,365
Total Investments	614,788,312	–	–	614,788,312

Refer to the Schedule of Investments for further disaggregation of investment categories.